FINANCIAL INCOME/(EXPENSE) (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of financial income expenses

		Consolidated
	Ref.	12/31/2024	12/31/2023	12/31/2022
Financial income
Related parties	22.a	245,336	225,149	184,480
Income from financial investments		952,779	826,028	763,259
Updated shares – Fair value through profit or loss	14.d		308,309
Dividends received		2,512	52,516	113,697
Interest and fines		77,480	82,634	14,682
Other income		119,956	161,111	43,826
		1,398,063	1,655,747	1,119,944
Financial expenses
Borrowings and financing - foreign currency	13	(2,334,763)	(1,567,508)	(1,238,372)
Borrowings and financing - local currency	13	(1,895,650)	(2,096,805)	(1,356,639)
Capitalized interest	10	206,764	182,799	135,242
Updated shares – Fair value through profit or loss	14.d	(632,612)		(1,198,164)
Related parties	22.a	(6,602)	(8,249)	(10,297)
Lease liabilities	15	(94,034)	(76,514)	(68,533)
Interest and fines		(119,765)	(146,222)	(95,667)
Interest on forfaiting operations		(363,538)	(465,574)	(444,062)
(-) Adjusted present value of trade payables		(354,027)	(353,774)	(419,517)
Commission, bank fees and guarantee		(373,859)	(199,505)	(165,397)
PIS/COFINS over financial income		(122,263)	(87,144)	(118,311)
Other financial expenses		(873,918)	(533,581)	(390,598)
		(6,964,267)	(5,352,077)	(5,370,315)
Others financial items, net
Foreign exchange and monetary variation, net		502,935	(524,302)	783,902
Gains and (losses) on derivatives (*)		(750,102)	69,250	(48,556)
		(247,167)	(455,052)	735,346
		(7,211,434)	(5,807,129)	(4,634,969)

Financial income (expenses), net		(5,813,371)	(4,151,382)	(3,515,025)

(*) Statement of gains and (losses) on derivative transactions (note 14.c)
Dollar to Real - NDF				176,991
Exchange rate swap Real x Dollar		188,364	(96,602)	(11,467)
Exchange rate swap Dollar x Euro			9,567
Interest rate swap CDI x IPCA		(791,937)	112,694	(257,897)
Exchange rate swap CDI x Dollar		(146,529)	43,591	43,817
		(750,102)	69,250	(48,556)